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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Office

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 – June 30, 2011

Item 1.	Reports to Stockholders

2011 SEMI-ANNUAL REPORT

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

JUNE 30, 2011

FUND

Russell Equity ETF (formerly One Fund ETF)

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 17 different investment portfolios referred to as Funds. These financial statements report on the Russell Equity ETF.

Russell Exchange Traded

Funds Trust

Russell OneFund ETFs™

Semi-Annual Report

June 30, 2011 (Unaudited)

Russell Exchange Traded Funds Trust

Russell Equity ETF

Shareholder Expense Example — June 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from January 1, 2011 to June 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
January 1, 2011	$1,000.00	$1,000.00
Ending Account Value
June 30, 2011	$1,058.40	$1,023.06
Expenses Paid During Period*	$1.79	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.35% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived, reimbursed and/or other credits. Without any waivers, reimbursements and/or other credits, expenses would have been higher.

Russell Equity ETF	3

Russell Exchange Traded Funds Trust

Russell Equity ETF

Schedule of Investments — June 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.7%
iShares MSCI Canada Index Fund	7,758	246
iShares MSCI EAFE Small Cap Index Fund	9,286	405
iShares Russell 1000 Growth Index Fund	6,486	395
iShares Russell 1000 Index Fund	74,052	5,471
Vanguard MSCI EAFE ETF	69,605	2,651
Vanguard MSCI Emerging Markets ETF	27,483	1,336
Vanguard MSCI European ETF	20,250	1,084
Vanguard MSCI Pacific ETF	11,812	668
Vanguard Russell 2000	14,138	927

Total Investments - 99.7% (identified cost $12,447)		13,183

Other Assets and Liabilities, Net - 0.3%		39

Net Assets - 100.0%		13,222

See accompanying notes which are an integral part of the financial statements.

4	Russell Equity ETF

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Statements of Assets and Liabilities — June 30, 2011 (Unaudited)

Amounts in thousands	Russell Equity ETF

Assets
Investments, at identified cost	$12,447
Investments, at market	13,183
Cash	28
Receivables:
From affiliates	21

Total assets	13,232

Liabilities
Payables:
Accrued fees to affiliates	4
Other accrued expenses	3
Income distribution	3

Total liabilities	10

Net Assets	$13,222

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(11)
Accumulated net realized gain (loss)	717
Unrealized appreciation (depreciation) on investments	736
Additional paid-in capital	11,780

Net Assets	$13,222

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$29.38
Net assets	$13,222,093
Shares outstanding	450,000

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Statements of Operations — For the Period Ended June 30, 2011 (Unaudited)

Amounts in thousands	Russell Equity ETF

Investment Income
Income distribution from Underlying Funds	$30

Expenses
Management fees	23
Trustees’ fees	3

Expenses before reductions	26
Expense reductions	(3)

Net expenses	23

Net investment income (loss)	7

Net Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(19)
In-kind redemptions	736

Net realized gain (loss)	717
Net change in unrealized appreciation (depreciation) on investments	(76)

Net realized and unrealized gain (loss)	641

Net Increase (Decrease) in Net Assets from Operations	$648

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Statements of Changes in Net Assets

	Russell Equity ETF
Amounts in thousands	Period Ended June 30, 2011 (Unaudited)	Fiscal Year Ended 2010*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7	$123
Net realized gain (loss)	717	—
Net change in unrealized appreciation (depreciation)	(76)	811

Net increase (decrease) in net assets from operations	648	934

Distributions
From net investment income	(15)	(126)

Net decrease in net assets from distributions	(15)	(126)

Share Transactions
Net increase (decrease) in net assets from share transactions	2,750	8,931

Total Net Increase (Decrease) in Net Assets	3,383	9,739

Net Assets
Beginning of period	9,839	100

End of period	$13,222	$9,839

Undistributed (overdistributed) net investment income included in net assets	$(11)	$(3)

*	For the period May 11, 2010 (commencement of operations) to December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets	7

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(b)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Equity ETF
June 30, 2011*	27.80	.01	(a)	1.60	1.61	(.03)	—	—
December 31, 2010(1)	25.00	.35		2.81	3.16	(.36)	—	—

*	For the period ended June 30, 2011 (Unaudited).
(1)	For the period May 11, 2010 (commencement of operations) to December 31, 2010.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Fund in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”).
(e)	Periods less than one year are annualized.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(e)(f)		% Ratio of Expenses to Average Net Assets, Gross(e)(f)	% Ratio of Net Investment Income to Average Net Assets		% Portfolio Turnover Rate(c)

(.03)	29.38	5.84	13,222	.35	(d)	.40	.05	(c)(d)	3
(.36)	27.80	12.62	9,839	.53		.57	3.57		—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Notes to Financial Statements — June 30, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 17 different investment portfolios that were in operation as of June 30, 2011. These financial statements report on the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund’s investment objective, Russell Investment Management Company (the “Adviser”) will normally invest the Fund’s assets in unaffiliated Underlying ETFs that seek to track various indices. Theses indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S. listed Underlying ETFs. A minimum of 30% of Fund assets will be invested in non-U.S. securities through U.S. listed Underlying ETFs. The Fund generally will remain fully invested in Underlying ETFs.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs including quoted market prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.

The levels associated with valuing the Fund’s investments for the period ended June 30, 2011 were level 1 for the Fund.

Investment Transactions

Investment transactions are reflected as of trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value shareholders transact at. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

10	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

The Fund qualifies as a regulated investment company and distributes all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Fund.

At June 30, 2011, the Fund has recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, in-kind transactions and capital loss carryforwards. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statement of Assets and Liabilities.

3.	Investment Transactions

Securities

During the period ended June 30, 2011, purchases and sales of the Underlying Funds (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell Equity ETF	$350,693	$1,109,475

Notes to Financial Statements	11

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

In-kind transactions during the period ended June 30, 2011 were as follows:

	Purchases	Sales

Russell Equity ETF	$14,007,005	$10,533,647

For the period ended June 30, 2011, the Fund realized net capital gains or losses resulting from in-kind redemptions. Because such gains and losses are not taxable to the Fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net assets per share. The realized in-kind gains or losses for the period ended June 30, 2011 are disclosed in the Fund’s Statement of Operations.

4.	Related Party Transactions, Fees and Expenses

Russell Investment Management Company (“RIMCo”) advises the Fund and Russell Fund Services Company (“RFSC”) is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The management fee of 0.35% and administrative fee of 0.0275% are based upon the average daily net assets of the Fund and are payable monthly. The Adviser pays all of the expenses of the Fund other than the management fee, distribution fees pursuant to the Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest fees and expenses of the independent Trustees (including any Trustee’s counsel fees, litigation expenses, acquired fund fees and other extraordinary expenses. The following shows the amount of the management fees paid by the Fund for the period ended June 30, 2011.

Management

Russell Equity ETF	$23,416

Waivers and Reimbursements

Until April 29, 2012, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. These waivers may not be terminated during the relevant period except with Board approval. For the period ended June 30, 2011, the fees waived and reimbursed by RIMCo were as follows:

Reimbursement

Russell Equity ETF	$3,118

RIMCo does not have the ability to recover amounts waived or reimbursed from previous periods.

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended June 30, 2011 were as follows:

Russell Equity ETF

Management fees	$3,708

Board of Trustees

Each independent Trustee is paid a retainer of $70,000 per year, $5,000 for each regular quarterly meeting attended in person, and $2,500 for each Audit Committee meeting and Nominating and Governance Committee meeting. Each Trustee receives a $1,250 fee for attending the quarterly meeting by phone instead of receiving the full fee had the member attended in person. The Trustees are also compensated for out of pocket expenses. The Audit Committee Chair and Nominating and Governance Chair are each paid a fee of $12,000 and $6,000, respectively per year. The Chairman of the Board receives additional annual compensation of $20,000.

5.	Federal Income Taxes

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

12	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Notes to Financial Statements, continued — June 30, 2011 (Unaudited)

At June 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Equity ETF

Cost of Investments	$12,447,109

Unrealized Appreciation	$741,002
Unrealized Depreciation	(5,337)

Net Unrealized Appreciation (Depreciation)	$735,665

6.	Fund Share Transactions (amounts in thousands)

As of June 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Fund at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. The Shares are listed on the NYSE Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Fund’s custodian. A Creation Unit of the Fund consists of 50,000 Shares. Transactions in shares for the Fund for the periods ended June 30, 2011 and December 31, 2010 were as follows:

	Period Ended June 30, 2011 (Unaudited)		Fiscal Year Ended December 31, 2010*
Russell Equity ETF	Shares	Dollars	Shares	Dollars

Shares created	500	$13,998	350	$8,931
Shares redeemed	(404)	(11,248)	—	—

Total increase (decrease)	96	$2,750	350	$8,931

*	For the period May 11, 2010 (commencement of operations) to December 31, 2010.

8.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would required further disclosure within the financial statements.

9.	Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share net asset value (“NAV”) of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Russell Equity ETF

Period Covered: May 11, 2010 (Inception of Fund) through June 30, 2011 (Unaudited)

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.20% and Less than 1.0%	5	1.20%
Greater than 0.05% and Less than 0.20%	73	17.51%
Between 0.05% and -0.05%	309	74.10%
Less than -0.05% and Greater than -0.20%	29	6.95%
Less than -0.20% and Greater than -1.0%	1	0.24%

	417	100.00%

Notes to Financial Statements	13

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Basis for Approval of Investment Advisory Contracts — (Unaudited)

On January 6, 2011, Mr. Paul Hrabal, formerly the sole owner and stockholder of U.S. One, Inc. (“U.S. One”), the former investment adviser to Russell Equity ETF (formerly the One Fund) (the “Fund”), and formerly the Chairman of the Trust’s Board of Trustees, entered into an agreement (the “Stock Purchase Agreement”) with Frank Russell Company (“Russell”) pursuant to which Russell agreed to purchase from Mr. Hrabal all of the issued and outstanding stock of U.S. One on the terms and conditions set forth in the Stock Purchase Agreement (the “Acquisition”).

At an in-person meeting held on January 7, 2011 (the “Special Meeting”), the Board of Trustees, including all of the Independent Trustees, convened to: (i) discuss the Acquisition and its potential effect on the Trust and the Fund; (ii) discuss the Board approvals necessary as a result of the Acquisition; and (iii) review and approve the terms of the management agreement with RIMCo (the “RIMCo Agreement”). Prior to the Special Meeting, the Board received and reviewed information regarding Russell and the services to be provided by RIMCo to the Trust and the Fund under the RIMCo Agreement. The Board also was provided with information regarding the Acquisition and intentions for the business, operations and personnel of U.S. One and the Fund after the closing of the Acquisition. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board at the Special Meeting, and the conclusions that formed the basis for the Board’s approval and recommendation to Fund shareholders. The Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board reviewed in detail the nature, extent and quality of services to be provided by RIMCo under the RIMCo Agreement, including, but not limited to, making the day-to-day investment decisions for the Fund and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund. The Board received information concerning the investment philosophy and investment process to be employed by RIMCo in managing the Fund. In addition, RIMCo provided information or made a presentation regarding, among other things, RIMCo’s size, product offerings and ownership structure. The Board considered that RIMCo will provide, or will arrange for the provision of, transfer agency, custody, fund administration and accounting, and other services necessary for the Fund’s operation. The Board also considered and discussed, among other things, RIMCo’s proposed processes, as well as RIMCo’s investment approach. The Board considered the professional experience and qualifications of the senior management and key professional personnel of RIMCo, including those individuals responsible for portfolio management. The Board also considered that RIMCo would retain Mr. Hrabal as a consultant, and that this would help to provide continuity in the management of the Fund. In his role as consultant, Mr. Hrabal would be expected, among other things, to assist RIMCo with the transition of the management of the Fund from U.S. One to RIMCo and maintain existing and form new relationships with broker-dealers to facilitate the marketing and sale of the Fund’s shares.

The Board considered that RIMCo provides office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that RIMCo pays for the compensation of officers of the Trust who are also officers or employees of RIMCo, except as may otherwise be determined by the Board.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by RIMCo under the RIMCo Agreement were reasonable and appropriate in relation to the advisory fee.

The Board considered the level of advisory fees to be paid by the Fund to RIMCo. The Board also considered the Fund’s proposed fee structure in comparison to other exchange-traded funds.

In evaluating the costs of the services to be provided by RIMCo under the RIMCo Agreement, the Board considered, among other things, that the RIMCo Agreement generally contains the same terms and conditions as the prior advisory agreement, and that the contractual advisory fee rate payable under the RIMCo Agreement, is identical to the contractual advisory fee rate payable under the prior advisory agreement.

The Board considered whether economies of scale would be realized by the Fund at higher asset levels. The Board also assessed whether certain costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant growth. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Mr. Hrabal, as the sole owner and stockholder of U.S. One, would receive from Russell the purchase price of U.S. One, which amounted to a significant financial sum, upon the closing of the Acquisition and, thus, had a material pecuniary interest in facilitating the successful completion of the Acquisition. Mr. Hrabel would also receive remuneration for his consulting services following the closing of the Acquisition. At the time of the Acquisition, Mr. Hrabal served as the Chairman of the Board and owned approximately 41.06% of the Fund’s outstanding shares. The Board considered that Mr. Hrabal’s material pecuniary interest in the Acquisition created an incentive on the part of Mr. Hrabal in his capacity as Chairman of the Board and as a significant shareholder

14	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

of the Fund to recommend the approval of the RIMCo Agreement to Shareholders and to approve the RIMCo Agreement to ensure the successful closing of the Acquisition. This incentive could have been deemed to create a conflict of interest with respect to Mr. Hrabal’s role as a Trustee and shareholder of the Fund. The Board noted, however, that because the Acquisition was expected to benefit both the Fund and its shareholders and would not disadvantage the Fund or shareholders in any manner, Mr. Hrabal’s interests as the sole owner and stockholder of U.S. One were aligned with those of the Fund’s Board and shareholders.

As a result of the considerations described above, the Board determined to approve the RIMCo Agreement. The Board based its decision on evaluations of all of the considerations described above as a whole and did not consider any one factor as all-important or controlling. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the RIMCo Agreement are fair and reasonable, that the fees stated therein are reasonable in view of the services to be provided to the Fund, and for these reasons the Board concluded that the RIMCo Agreement should be approved and recommended to the Fund’s shareholders. Based on the foregoing, the Trustees, including a majority of the Independent Trustees, who were present at the Special Meeting on January 7, 2011, unanimously voted to approve and to recommend to the Fund’s shareholders to approve the RIMCo Agreement. At a Special Meeting of Shareholders of the Fund held on February 18, 2011, the Fund’s shareholders voted to approve the RIMCo Agreement.

Basis for Approval of Investment Advisory Contracts	15

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Shareholder Requests for Additional Information — June 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) at www.russelletfs.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

16	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Disclosure of Information about Fund Trustees and Officers — June 30, 2011 (Unaudited)

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
James Polisson Born: November 11, 1959	Trustee, Chairman	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	17	None.
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver Born: May 4, 1955	Trustee	Since 2011	Corporate Director, Charles Schwab Investment Management (2007 to present); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	17	Aeropostale, Inc. (retailer) (2007 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2009 to present).

Jane A. Freeman Born: July 15, 1953	Trustee	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (1999 to 2008).	17	Harding Loevner Funds (Lead Director since 2008).

Lee T. Kranefuss Born: September 27, 1961	Trustee	Since 2011	Non-Executive Chairman, iShares (since 2009); Global Chief Executive Officer, iShares/Intermediary Groups of Barclays Global Investors (“BGI”) (2008 to 2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005 to 2008); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); and Director and Chairman of Barclays Global Investors Services (since 2005).	17	Barclays Global Investors Funds and Master Investment Portfolio (2001 to present).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	17	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee	Since 2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	17	None.

Disclosure of Information about Fund Trustees and Officers	17

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

Disclosure of Information about Fund Trustees and Officers, continued — June 30, 2011 (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS
James Polisson Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/iShares ETFs, 2005–2010	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999–2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

18	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust

Russell OneFund ETFs™

1301 Second Avenue, Seattle, Washington 98101

(800) 787-7354

Interested Trustee

James Polisson

Independent Trustees

Evelyn S. Dilsaver

Jane A. Freeman

Lee T. Kranefuss

Daniel O. Leemon

Ernest L. Schmider

Officers

James Polisson, President and Chief Executive Officer

Mark E. Swanson, Treasurer, Chief Financial Officer and Chief Accounting Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Advisor, Money Managers and Service Providers	19

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

80-08-011

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Items 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date: August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Polisson
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date: August 31, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: August 31, 2011